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                        [THE RESERVE FUNDS LETTERHEAD]


                                                        August 4, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:    Public Filing Room

         RE:      Reserve Private Equity Series
                  File Nos.33-63300 (Securities Act of 1933)
                  811-7734 (Investment Company Act of 1940)

Dear Sir or Madam:

         Pursuant to Rule 497(e) of the Investment Company Act of 1940, attached is a supplement to the Prospectus of the Reserve Private Equity Series. This supplement waives the sales load charged to new shareholders who mention the Reserve Funds' website and is dated August 4, 1997.




                                                        Respectfully,

                                                        /s/ Michelle L. Neufeld

                                                        Michelle L. Neufeld
                                                        Counsel and Secretary